Property, Plant and Equipment	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
4.	Property, Plant and Equipment

Property, plant and equipment consisted of the following at (in thousands):

	Estimated Useful Lives (Years)	December 31, 2019	September 30, 2020 (unaudited)
Land	N/A	$1,340	$1,340
Buildings and land improvements	15-39	2,464	2,487
Manufacturing equipment	7	12,631	13,002
Furniture, fixtures and equipment	5-7	277	287
Vehicles	5	140	140
Hardware and software	3-5	398	589

		17,250	17,845
Less: accumulated depreciation		(6,590)	(8,225)

Total		$10,660	$9,620

Depreciation expense was $1.6 million and $1.7 million, respectively, for the nine months ended September 30, 2019 and 2020, of which $1.4 million and $1.5 million, respectively, has been allocated to cost of revenue and $0.2 million and $0.2 million, respectively, is included in depreciation and amortization in the accompanying consolidated statements of operations for the nine months ended September 30, 2019 and 2020.

4.	Property, Plant and Equipment

Property, plant and equipment consisted of the following at December 31, (in thousands):

	Estimated Useful Lives (Years)	2018	2019
Land	N/A	$1,340	$1,340
Buildings and land improvements	15-39	2,448	2,464
Manufacturing equipment	7	10,954	12,631
Furniture, fixtures and equipment	5-7	332	277
Vehicles	5	123	140
Hardware and software	3-5	358	398

		15,555	17,250
Less: accumulated depreciation		(4,526)	(6,590)

Total		$11,029	$10,660

Depreciation expense was $1.9 million and $2.1 million, respectively, for the years ended December 31, 2018 and 2019, of which $1.7 million and $1.8 million, respectively, has been allocated to cost of revenue and $0.2 million and $0.3 million, respectively, is included in depreciation and amortization in the accompanying consolidated statements of operations for the years ended December 31, 2018 and 2019.